UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

777 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2019

ClearShares OCIO ETF

Ticker:OCIO

ClearShares Ultra-Short Maturity ETF

Ticker: OPER

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ClearShares ETFs

ClearShares OCIO ETF

Letter to Shareholder
As of November 30, 2019 (Unaudited)

Dear Shareholder,

The ClearShares team is pleased to provide you with the ClearShares OCIO ETF (the “Fund”, symbol: OCIO) semi-annual report. The Fund launched on June 26, 2017. This report reflects the Fund’s performance for the period of June 1, 2019 through November 30, 2019.

Performance for the period, June 1, 2019 through November 30, 2019 (“The Performance Period”) was 8.53% measured in the market price of the Fund and 8.46% measured in the net asset value (NAV). By comparison, The Fund’s benchmark, 60% ACWI and 40% Bloomberg Barclay’s U.S. Aggregate Bond Index, returned 8.80% for the Performance Period.

The performance during the Performance Period was affected by the sharp declines in global equities, particularly Emerging Markets and Europe. Emerging Market equities were negatively impacted by the combination of a rising US dollar, trade tensions between the US and China and the economic slowdown in China. European equities declined due to geo-political concerns regarding Italy’s budget, the UK “Brexit” negotiations and the region’s overall economic slowdown. US markets kept their head above water during this period, supported by strong GDP growth (Q3 growth of 3.5%) and stellar corporate earnings (S&P 500 Q3 earnings growth of 28.2%). Fixed income was volatile during the period, as it rallied, dropped and then rose again based on interest rate expectations per comments from the US Federal Reserve.

The Fund was under its benchmark due to an overweight in equities and an underweight in fixed income. On a look through basis, the portfolio’s allocation to Emerging Markets and European equities detracted from performance, as both regions declined while US domestic equities were higher. From a capitalization perspective, the market’s shift from supporting growth versus value has reversed as investors are “de-risking” and are seeking higher quality companies. As such, the overweight to small and mid-cap created a lag in performance versus large caps. The shorter duration of the portfolio hindered returns, as the sharp decline in risk assets has prompted a short rally in longer duration bonds.

The portfolio, as we approach the end of the year, is being re-positioned to take advantage of the rotation from growth to value, as well as the shift from small caps to large caps. In addition, due to the continued geo-political uncertainty surrounding Europe, we are reducing this exposure and seeking to increase equity positions in relatively cheap opportunities in the US and Emerging Markets. As we believe the US Federal Reserve will continue on its path of raising interest rates, we will retain a shorter duration versus the Bloomberg Barclay’s U.S. Aggregate Bond Index.

ClearShares OCIO ETF

Letter to Shareholder
As of November 30, 2019 (Unaudited) (Continued)

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in the ClearShares OCIO ETF.

Sincerely,

Thomas Deegan
Chief Executive Officer

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus

The market price is the NYSE official closing price. Since the Fund’s Shares typically do not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in Shares, the NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. Additional risks include, but are not limited to investments in debt securities including high yield and mortgage and asset backed securities, foreign and emerging markets securities, REITs, MLPs, small-and mid-cap securities, and investment in other ETFs. The Fund invests in other investment companies and bears its proportionate share of fees and expenses of other investment companies. Please refer to the prospectus for additional risks of investing in the Fund.

OCIO’s benchmark of 60% MSCI ACWI and 40% Bloomberg Barclay’s U.S. Aggregate is a benchmark that consists of 60% of the monthly return for the MSCI ACWI index plus 40% of the monthly return for the Bloomberg Barclay’s US Aggregate Index. The benchmark is rebalanced monthly. S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. It is not possible to invest directly in an index.

The definition of duration in reference to Fixed Income is the measure of the sensitivity of the price of a security to a change in interest rates. Duration is expressed as a number of years.

ClearShares LLC is the investment adviser to ClearShares OCIO ETF. The ClearShares OCIO ETF is distributed by Quasar Distributors, LLC.

ClearShares Ultra-Short Maturity ETF

Letter to Shareholder
As of November 30, 2019 (Unaudited)

Dear Shareholder,

The ClearShares team is pleased to provide you with the ClearShares Ultra-Short Maturity ETF (the “Fund”, symbol: OPER) semi-annual report. The Fund launched on July 10, 2018. This report reflects the Fund’s performance for the period of June 1, 2019 through November 30, 2019.

Performance for the period June 1, 2019 through November 30, 2019 (“The Performance Period”) was 1.04% measured in the market price of the Fund and 1.04% measured in the net asset value (NAV). By comparison, The Fund’s benchmark, ICE BofA Merrill Lynch 0-3 Month Treasury Bill Index, returned 1.10% for the Performance Period.

The performance is in-line with expectations as the Fund holdings, which consists primarily of overnight and 7-day Repurchase (“REPO”) contracts, seeks to closely track changes in the Fed Funds Rate. In July, September, and again in October, the Federal Reserve Open Markets Committee (FOMC) decreased the Fed Funds Rate by 25 basis points each time, decreasing the overnight rate from 2.50 percent to 1.75 percent. This is 0.25 percent lower than the Fed Funds Rate was when the Fund launched in July of 2018.

The three decreases were realized immediately by the Fund, as short-term REPO rates dropped lock-step with these decreases. As of the close of November 30, 2019 the 30-day SEC Yield for the ClearShares Ultra-Short Maturity ETF was 1.51%. This yield is reflective of the current FED position but will remain under pressure as the market tries to exert influence for further rate cuts in 2020.

The REPO market has been a center of focus in the second half of 2019 not only for the Fed, but the media and market participants as a broad group. A by-product of the end of Quantitative Easing has been a reduction in liquidity at month end and particularly at quarter end as the major market participants do ‘window dressing’ on their balance sheets to satisfy regulatory requirements. The Fed has directed the desk to conduct term and overnight repurchase agreement operations at least through January of 2020 in order to assure the supply of reserves remains ample.

At the October FOMC meeting, Federal Reserve officials said that the committee will assess realized and expected economic conditions relative to its maximum employment objective and its symmetric 2 percent inflation objective. Since this meeting, Fed committee members have hinted that, after three cuts this year, rates may now be at an appropriate level for the Fed’s objectives of supporting the labor market and keeping inflation in line.

The ClearShares team looks forward to serving your investment objectives and thanks you for your continued trust in the ClearShares Ultra-Short Maturity ETF (OPER).

Sincerely,

Thomas Deegan
Chief Executive Officer

ClearShares Ultra-Short Maturity ETF

Letter to Shareholder
As of November 30, 2019 (Unaudited) (Continued)

The opinions expressed are those of the Portfolio Manager and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus

The market price is the NYSE official closing price. Since the Fund’s Shares typically do not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in Shares, the NAV of the Fund is used to calculate market returns.

Past performance is not indicative of future results.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the fund in creation units. Brokerage commissions will reduce returns. The Fund invests in fixed income securities, that involves certain risks including call risk, credit risk, event risk, extension risk, interest rate risk & prepayment risk. Repurchase agreements may be construed to be collateralized loans by the Fund, and if so, the underlying securities relating to the repurchase agreement will only constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. A seller failing to repurchase the security coupled with a decline in the market value of the security may result in the Fund losing money. The Fund may invest in repurchase agreements that are deemed illiquid due to having a term of more than seven days. Please refer to the prospectus for additional risks of investing in the Fund.

Investment Company Risk. The risks of investing in investment companies, such as the Underlying Funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

OPER’s benchmark of BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

A repurchase agreement (REPO contract) is a contract in which the vendor of a security agrees to repurchase it from the buyer at an agreed price.

One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

The overnight rate is generally the interest rate that large banks use to borrow and lend from one another in the over- night market. In some countries (United Sates of America, for example), the overnight rate may be the rate targeted by the central bank to influence monetary policy.

The 30-day SEC yield reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses.

ClearShares LLC is the investment adviser to ClearShares Ultra-Short Maturity ETF. The ClearShares Ultra-Short Maturity ETF is distributed by Quasar Distributors, LLC.

ClearShares ETFs

Portfolio Allocation
As of November 30, 2019 (Unaudited)

ClearShares OCIO ETF
Security Type	Percentage of Net Assets
Exchange-Traded Funds - Domestic Equity	39.4%
Exchange-Traded Funds - Fixed Income	32.1
Exchange-Traded Funds - Global Equity	28.1
Short-Term Investments	0.4
Investments Purchased with Proceeds from Securities Lending	2.4
Liabilities in Excess of Other Assets	(2.4)
Total	100.0%

ClearShares Ultra-Short Maturity ETF
Security Type	Percentage of Net Assets
Repurchase Agreements	100.0%
Short-Term Investments	0.0(a)
Other Assets in Excess of Liabilities	0.0(a)
Total	100.0%

(a)	Less than 0.05%.

ClearShares OCIO ETF

Schedule of Investments
November 30, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE-TRADED FUNDS — 99.6%
	Domestic Equity — 39.4%
16,123	iShares Core S&P 500 ETF	$5,095,835
66,946	iShares Edge MSCI Min Vol USA ETF	4,340,779
144,064	Schwab 1000 Index ETF (a)	4,454,459
99,698	Schwab Fundamental U.S. Large Company Index ETF (a)	4,164,385
99,984	SPDR Portfolio Total Stock Market ETF	3,894,377
27,236	Vanguard Growth ETF	4,831,666
17,641	Vanguard S&P 500 ETF	5,092,075
32,387	Vanguard Total Stock Market ETF	5,182,568
43,640	Vanguard Value ETF (a)	5,134,246
		42,190,390
	Global Equity — 28.1%
73,807	iShares Core MSCI EAFE ETF	4,710,363
26,382	iShares Core MSCI Emerging Markets ETF	1,349,967
78,670	iShares Core MSCI Total International Stock ETF	4,742,227
91,223	Vanguard FTSE All-World ex-US ETF	4,758,192
115,336	Vanguard FTSE Developed Markets ETF	4,955,988
118,694	Vanguard FTSE Emerging Markets ETF	4,992,270
52,216	Vanguard Intermediate-Term Bond ETF	4,579,343
		30,088,350
	Fixed Income — 32.1%
46,286	Clearshares Ultra-Short Maturity ETF (b)	4,629,998
4,628	Goldman Sachs Access Ultra Short Bond ETF	234,154
82,187	iShares Core Total USD Bond Market ETF	4,295,914
42,499	iShares Core U.S. Aggregate Bond ETF	4,796,437
160,418	iShares iBonds Dec 2021 Term Corporate ETF (a)	4,008,846
85,246	Schwab U.S. Aggregate Bond ETF	4,576,005
33,241	Vanguard Short-Term Bond ETF (a)	2,684,211
54,401	Vanguard Short-Term Corporate Bond ETF	4,410,833
56,979	Vanguard Total Bond Market ETF	4,802,760
		34,439,158
	TOTAL EXCHANGE-TRADED FUNDS (Cost $98,406,171)	106,717,898

The accompanying notes are an integral part of these financial statements.

ClearShares OCIO ETF

Schedule of Investments
November 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
479,254	First American Government Obligations Fund, Class X, 1.56% (c)	$479,254
	TOTAL SHORT-TERM INVESTMENTS (Cost $479,254)	479,254

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.4%
2,551,340	First American Government Obligations Fund, Class Z, – 1.52% (c)	2,551,340
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,551,340)	2,551,340
	TOTAL INVESTMENTS — 102.4% (Cost $101,436,765)	109,748,492
	Liabilities in Excess of Other Assets — (2.4)%	(2,584,141)
	NET ASSETS — 100.0%	$107,164,351

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of November 30, 2019. Total value of securities out on loan is $2,490,453 or 2.3% of net assets.
(b)	Affiliated Exchange-Traded Fund. See Note 7.
(c)	Annualized seven-day yield as of November 30, 2019.

The accompanying notes are an integral part of these financial statements.

ClearShares Ultra-Short Maturity ETF

SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS — 100.0%
3,750,000	Buckler Securities LLC — 1.77%, dated 11/19/19, matures 12/2/19, repurchase price $3,752,397
	(collateralized by various government agency obligations: Total Value $3,864,970)	$3,750,000
52,000,000	Buckler Securities LLC — 1.70%, dated 11/27/19, matures 12/2/19, repurchase price $52,012,278
	(collateralized by various government agency obligations: Total Value $53,572,646)	52,000,000
500,000	Buckler Securities LLC — 1.80%, dated 11/29/19, matures 12/2/19, repurchase price $500,075
	(collateralized by various government agency obligations: Total Value $515,078)	500,000
7,500,000	South Street Securities LLC — 1.71%, dated 11/20/19, matures 12/4/19, repurchase price $7,504,988
	(collateralized by various government agency obligations: Total Value $7,650,000)	7,500,000
11,250,000	South Street Securities LLC — 1.66%, dated 11/27/19, matures 12/11/19, repurchase price $11,257,263
	(collateralized by various government agency obligations: Total Value $11,475,000)	11,250,000
	TOTAL REPURCHASE AGREEMENTS (Cost $75,000,000)	75,000,000
Shares
	SHORT-TERM INVESTMENTS — 0.0% (a)
	Money Market Funds — 0.0% (a)
15,673	First American Government Obligations Fund, Class X, 1.56% (b)	15,673
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,673)	15,673
	TOTAL INVESTMENTS — 100.0% (Cost $75,015,673)	75,015,673
	Other Assets in Excess of Liabilities — 0.0% (a)	9,241
	NET ASSETS — 100.0%	$75,024,914

Percentages are stated as a percent of net assets.
(a)	Less than 0.05%.
(b)	Annualized seven-day yield as of November 30, 2019.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Assets and Liabilities
November 30, 2019 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
ASSETS
Investments in Unaffiliated Securities, at Value(a)(b)	$105,118,494	$75,015,673
Investments in Affiliated Securities, at Value(a)	4,629,998	—
Dividends and Interest Receivable	6,695	18,101
Securities Lending Income Receivable	7,789	—
Total Assets	109,762,976	75,033,774

LIABILITIES
Management Fees Payable, Net of Waiver	47,285	8,860
Collateral Received for Securities Loaned (See Note 4)	2,551,340	—
Total Liabilities	2,598,625	8,860

NET ASSETS	$107,164,351	$75,024,914

NET ASSETS CONSIST OF:
Paid-in Capital	$96,879,723	$75,048,330
Total Distributable Earnings (Accumulated Deficit)	10,284,628	(23,416)
Net Assets	$107,164,351	$75,024,914

Net Asset Value (unlimited shares authorized):
Net Assets	$107,164,351	$75,024,914
Shares Outstanding (No Par Value)	3,850,000	750,000
Net Asset Value, Offering and Redemption Price per Share	$27.83	$100.03

(a) Identified Cost:
Investments in Unaffiliated Securities	$96,806,971	$75,015,673
Investments in Affiliated Securities	4,629,794	—
(b) Includes loaned securities with a value of	$2,490,453	$—

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Operations
For The Six-Months Ended November 30, 2019 (Unaudited)

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
INVESTMENT INCOME
Dividends from Unaffiliated Investments	$1,344,655	$—
Dividends from Affiliated Investments	71,454	—
Securities Lending Income, Net	53,122	—
Interest	19,187	378,832
Total Investment Income	1,488,418	378,832

EXPENSES
Management Fees	295,973	33,991
Total Expenses Before Waiver	295,973	33,991
Less Management Fees Waived (See Note 3)	(10,457)	—
Net Expenses	285,516	33,991

Net Investment Income (Loss)	1,202,902	344,841

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	619,190	—
Investments in Affiliated Securities	545	—
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Unaffiliated Securities	6,873,107	—
Investments in Affiliated Securities	(22,453)	—
Net Realized and Unrealized Gain (Loss) on Investments	7,470,389	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,673,291	$344,841

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements of Changes in Net Assets

	ClearShares OCIO ETF
	Six-Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
OPERATIONS
Net Investment Income (Loss)	$1,202,902	$2,068,848
Net Realized Gain (Loss) on Investments	619,735	(822,473)
Change in Unrealized Appreciation (Depreciation) on Investments	6,850,654	(2,594,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,673,291	(1,348,589)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	—	(2,178,854)
Total Distributions to Shareholders	—	(2,178,854)

CAPITAL SHARE TRANSACTIONS
Payments for Shares Redeemed	(8,019,400)	(2,652,625)
Transaction Fees (Note 6)	12,090	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(8,007,310)	(2,652,625)
Net Increase (Decrease) in Net Assets	$665,981	$(6,180,068)

NET ASSETS
Beginning of Period/Year	$106,498,370	$112,678,438
End of Period/Year	$107,164,351	$106,498,370

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
	Shares	Shares
Shares Redeemed	(300,000)	(100,000)
Net Increase (Decrease)	(300,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Statements OF CHANGES IN NET ASSETS

	ClearShares Ultra-Short Maturity ETF
	Six-Months Ended November 30, 2019 (Unaudited)	Period Ended May 31, 2019 (a)
OPERATIONS
Net Investment Income (Loss)	$344,841	$509,254
Net Increase (Decrease) in Net Assets Resulting from Operations	344,841	509,254

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(505,500)	(372,011)
Total Distributions to Shareholders	(505,500)	(372,011)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	45,040,920	30,007,410
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	45,040,920	30,007,410
Net Increase (Decrease) in Net Assets	$44,880,261	$30,144,653

NET ASSETS
Beginning of period	$30,144,653	$—
End of Period	$75,024,914	$30,144,653

(a)	The Fund commenced operations on July 10, 2018. The information presented is for the period from July 10, 2018 to May 31, 2019.
(b)	Summary of capital share transactions is as follows:

	Six-Months Ended November 30, 2019 (Unaudited)	Period Ended May 31, 2019 (a)
	Shares	Shares
Shares Sold	450,000	300,000
Net Increase (Decrease)	450,000	300,000

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Financial Highlights
For a capital share outstanding throughout the period/year

	ClearShares OCIO ETF
	Six-Months Ended November 30, 2019 (Unaudited)		Year Ended May 31, 2019	Period Ended May 31, 2018 (a)
Net Asset Value, Beginning of Period/Year	$25.66		$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)(c)	0.30		0.49	0.36
Net Realized and Unrealized Gain (Loss) on Investments	1.87		(0.82)	1.38
Total from Investment Operations	2.17		(0.33)	1.74

Less Distributions:
From Net Investment Income	—		(0.31)	(0.23)
From Net Realized Gain	—		(0.21)	—
Total Distributions	—		(0.52)	(0.23)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (Note 10)	0.00	(i)	—	—

Net Asset Value, End of Period/Year	$27.83		$25.66	$26.51

Total Return	8.46	%(d)	-1.11%	6.95	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period/Year (000’s)	$107,164		$106,498	$112,678

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived) (e)(g)	0.55	%(f)	0.57%	0.75	%(f)
Expenses to Average Net Assets (After Management Fees Waived) (e)(g)	0.53	%(f)	0.54%	0.55	%(f)
Net Investment Income (Loss) to Average Net Assets (Before Management Fees Waived)(c)(e)	2.21	%(f)	1.86%	1.27	%(f)
Net Investment Income (Loss) to Average Net Assets (After Management Fees Waived)(c)(e)	2.23	%(f)	1.89%	1.47	%(f)

Portfolio Turnover Rate (h)	20	%(d)	28%	31	%(d)

(a)	Commencement of operations on June 26, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying companies in which the Fund invests.

(d)	Not annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Annualized.
(g)	Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser a management fee of 0.75% and contractually waived 0.20% of its management fee for the Fund.
(h)	Excludes impact of in-kind transactions.
(i)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	ClearShares Ultra-Short Maturity ETF
	Six-Months Ended November 30, 2019 (Unaudited)		Period Ended May 31, 2019 (a)
Net Asset Value, Beginning of Period	$100.48		$100.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	1.02		1.87
Net Realized and Unrealized Gain (Loss) on Investments	0.02		—
Total from Investment Operations	1.04		1.87

Less Distributions:
From Net Investment Income	(1.49)		(1.39)
Total Distributions	(1.49)		(1.39)

Net Asset Value, End of Period	$100.03		$100.48

Total Return	1.04	%(c)	1.88	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$75,025		$30,145

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets(f)	0.20	%(d)	0.28	%(d)
Net Investment Income (Loss) to Average Net Assets(f)	2.02	%(d)	2.12	%(d)

Portfolio Turnover Rate (e)	0	%(c)	0	%(c)

(a)	Commencement of operations on July 10, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)	Prior to April 1, 2019, ClearShares Ultra-Short Maturity paid the Adviser a management fee of 0.30%.

The accompanying notes are an integral part of these financial statements.

ClearShares ETFs

Notes to Financial Statements
November 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commissions (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares are registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018.

The end of the reporting period for the Funds is November 30, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended, November 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

ClearShares OCIO ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$106,717,898	$—	$—	$106,717,898
Short-Term Investments	479,254	—	—	479,254
Investments Purchased with Proceeds From Securities Lending	2,551,340	—	—	2,551,340
Total Investments in Securities	$109,748,492	$—	$—	$109,748,492

ClearShares Ultra-Short Maturity ETF
Assets	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$75,000,000	$—	$75,000,000
Short-Term Investments	15,673	—	—	15,673
Total Investments in Securities	$15,673	$75,000,000	$—	$75,015,673

^	See Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the most recent completed fiscal year, the Funds did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for redemption in-kind transactions. During the fiscal year ended May 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ClearShares OCIO ETF	$(155,463)	$155,463
ClearShares Ultra-Short Maturity ETF	$—	$—

During the fiscal year ended May 31, 2019, the Funds realized the following net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

In-Kind Redemptions
ClearShares OCIO ETF	$155,463
ClearShares Ultra-Short Maturity ETF	$—

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, ClearShares OCIO ETF pays the Adviser 0.55%, and ClearShares Ultra-Short Maturity ETF pays the Adviser 0.20% at an annual rate based on the Funds’ average daily net assets. Prior to July 16, 2018, ClearShares OCIO ETF paid the Adviser 0.75% and contractually waived 0.20% of its management fee for the Fund, resulting in $27,866 waived for the year ended May 31, 2019. Prior to April 1, 2019, ClearShares Ultra-Short Maturity paid the Adviser 0.30%. The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee as applied to the net assets of the Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2020, resulting in $10,457 waived during the current fiscal period. This arrangement may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser.

The fee waiver effective during the current fiscal period is not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

ClearShares OCIO ETF may lend up to 33 ⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$ 2,490,453	$ 2,551,340

*

The cash collateral received was invested in First American Government Obligations Fund, Class Z as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $53,122.

NOTE 5 – REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$22,864,644	$21,044,944
ClearShares Ultra-Short Maturity ETF	$—	$—

During the current fiscal period, there were no purchases or sales of U.S. Government securities in either Fund.

During the current fiscal period, there were no in-kind transactions associated with creations for the period for either Fund. In-kind transactions associated with redemptions were as follows:

Redemptions
ClearShares OCIO ETF	$8,016,962
ClearShares Ultra-Short Maturity ETF	$—

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES

ClearShares OCIO ETF had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance June 1, 2019	Purchases	Sales	Balance November 30, 2019
ClearShares Ultra-Short Maturity ETF	48,724	1,276	3,714	46,286

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

	Period Ended November 30, 2019
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
ClearShares Ultra-Short Maturity ETF	$4,629,998	$71,454	$545	$(22,453)

NOTE 8 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2019 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Ultra-Short Maturity ETF
Tax cost of investments	$121,946,387	$30,144,005
Gross tax unrealized appreciation	$3,481,007	$—
Gross tax unrealized depreciation	(2,020,937)	—
Net tax unrealized appreciation (depreciation)	1,460,070	—
Undistributed ordinary income	1,138,731	137,243
Undistributed long-term capital gains	—	—
Accumulated gain (loss)	1,138,731	137,243
Other accumulated gain (loss)	(987,464)	—
Distributable Earnings (accumulated deficit)	$1,611,337	$137,243

The difference between book and tax-basis cost is attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2019, the Funds did not have any Post-October losses or late-year ordinary losses.

At May 31, 2019, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$744,250	$243,214	Indefinite
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A

The tax character of distributions paid by the Funds during the fiscal year/period ended May 31, 2019, was as follows:

	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$2,163,678	$15,176
ClearShares Ultra-Short Maturity ETF	$372,011	$—

The tax character of distributions paid by ClearShares OCIO ETF during the period ended May 31, 2018 was $956,787 and was comprised of only ordinary income. ClearShares Ultra-Short Maturity ETF commenced operations on July 10, 2018; therefore, there is no tax information as of May 31, 2018.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the reporting period, there is one shareholder who owned, of record or beneficially, more than 25% of the ClearShares OCIO ETF shares and no shareholders who owned, of record or beneficially, more than 25% of ClearShares Ultra-Short Maturity ETF shares.

NOTE 10 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be

ClearShares ETFs

NOTES TO FINANCIAL STATEMENTS
November 30, 2019 (Unaudited) (Continued)

purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation transaction fee for the Funds is $200 for ClearShares OCIO ETF and $250 for ClearShares Ultra-Short Maturity ETF. The standard fixed redemption fee for the Funds is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. During the current fiscal period, the ClearShares OCIO ETF received $12,090 in variable fees. There were no variable fees received in the ClearShares Ultra-Short Maturity ETF. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

ClearShares ETFs

Expense Example
For the Six-Months Ended November 30, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ClearShares ETFs

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2019 (Unaudited) (Continued)

ClearShares OCIO ETF
	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,084.60	$2.76	0.53%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.35	$2.68	0.53%

ClearShares Ultra-Short Maturity ETF
	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During the Period(a)	Annualized Expense Ratio
Actual	$1,000.00	$1,010.40	$1.01	0.20%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.00	$1.01	0.20%

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the one-half year period).

ClearShares ETFs

Federal Tax Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Clearshares OCIO ETF	40.31%
Clearshares Ultra-Short Maturity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2019 was as follows:

Clearshares OCIO ETF	14.78%
Clearshares Ultra-Short Maturity ETF	0.00%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Clearshares OCIO ETF	40.02%
Clearshares Ultra-Short Maturity ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Clearshares OCIO ETF	$79,460	$0.0191	100.00%
Clearshares Ultra-Short Maturity ETF	—	—	—

ClearShares ETFs

Federal Tax Information
(Unaudited) (Continued)

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

ClearShares ETFs

Approval of Advisory Agreement & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a Special Meeting held on May 28, 2019 (the “Special Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of a new Investment Advisory Agreement (the “New Advisory Agreement”) between ClearShares, LLC (“ClearShares” or the “Adviser”) and the Trust on behalf of the ClearShares OCIO ETF and the ClearShares Ultra-Short Maturity ETF (each, a “Fund” and, together, the “Funds”). The Board considered that the New Advisory Agreement would also require approval by the vote of a majority of the outstanding voting securities of each Fund, and that, pending the requisite approvals, the New Advisory Agreement was expected to become effective on or about September 12, 2019.

The Board considered that the New Advisory Agreement would replace the current investment advisory agreement and that ClearShares had served as the investment adviser to the Funds since their inception.

Prior to the Special Meeting, the Board, including the Trustees who are not parties to the New Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from ClearShares regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the firm; (ii) the historical performance of the Funds; (iii) the expected cost and profits realized from providing such services, including any fall-out benefits enjoyed by the firm or its affiliates; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Special Meeting, a representative from ClearShares, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the firm’s fees and other aspects of the New Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Special Meeting and deliberated on the approval of the New Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Board noted the responsibilities that the Adviser would continue to have as the Funds’ investment adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board considered that the services to be provided under the New Advisory Agreement would be identical in all material respects to those services provided under the current Investment Advisory Agreement (the “Prior Agreement”).

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser. The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its respective investment objective as an actively-managed fund.

After discussion, the Independent Trustees concluded that the Adviser has the appropriate personnel and compliance policies and procedures to perform its duties under the New Advisory Agreement and that the nature, overall quality, cost, and extent of such services was expected to be satisfactory.

Historical Performance. The Board then considered the past performance of the Funds. The Board noted that the ClearShares OCIO ETF had been operating less than two years and the ClearShares Ultra-Short Maturity ETF had been operating less than one year, which time periods were too short to judge how each Fund performs across different market environments. Consequently, the Board determined that the Funds’ past performance was not a relevant factor in their consideration of the New Advisory Agreement.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid to the Adviser for its services to the Funds under the New Advisory Agreement and noted that such fees were identical to those in the Prior Agreement. The Board further noted that the management fee for each of the Funds had been reduced since the Prior Agreement was initially approved with respect to each Fund.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning that the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of its own fee and resources. The Board also evaluated the compensation and

ClearShares ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

benefits expected to be received by the Adviser and its affiliates from the Adviser’s relationship with the Funds, taking into account an analysis of the Adviser’s estimated profitability with respect to each Fund. The Board further noted that the Adviser would continue waiving the management fee for the ClearShares OCIO ETF on assets of the Fund that were invested in the ClearShares Ultra-Short Maturity ETF.

The Board determined that the Adviser is likely to realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Advisory Agreement was in the best interests of each Fund and its respective shareholders.

ClearShares ETFs

Results of Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders of the Funds was held on September 12, 2019 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Funds at the close of business on July 17, 2019. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
To approve a new Advisory Agreement between ETF Series Solutions, on behalf of the ClearShares OCIO ETF, and ClearShares LLC	4,144,271	0	0
To approve a new Advisory Agreement between ETF Series Solutions, on behalf of the ClearShares Ultra-Short Maturity ETF, and ClearShares LLC	160,421	0	0

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.clear-shares.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.clear-shares.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

ClearShares ETFs

Information About the Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.clear-shares.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds’ trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

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Adviser

ClearShares LLC
777 3rd Avenue, Suite 22C
New York, NY 10017

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

ClearShares OCIO ETF

Symbol – OCIO
CUSIP – 26922A727

ClearShares Ultra-Short Maturity ETF

Symbol – OPER
CUSIP – 26922A453

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 29, 2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	January 29, 2020

*	Print the name and title of each signing officer under his or her signature.